Accrued expenses and other current liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accrued expenses and other current liabilities [Abstract]
Payroll related payable	$ 13,446		$ 5,481
Amount due to employees	29	[1]	4,605	[1]
Accrued marketing promotion expenses	6,102		1,658
Accrued bandwidth	9,052		1,378
Accrued professional service fee	3,145		1,346
Payable for purchasing land use rights and plant, property and equipment and intangible assets	125,760		915
Accrued agent rebates and profit sharing cost	1,723		844
Accrued license and technical service fee	369		750
Consideration payable for investments and acquisitions	414		498
Other tax payable	2,616		233
Deposits from E-commerce customers	1,376		1,083
Other current liabilities	4,514		1,011
Total	$ 168,546		$ 19,802

[1]	Amount represents cash received by the Group from the trading institution for selling ordinary shares on behalf of the employees, which will be paid to the employee subsequently.